Distribution Date:	09/17/26	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28
Determination Date:	09/11/26
Next Distribution Date:	10/19/26
Record Date:	08/31/26	Commercial Mortgage Pass-Through Certificates
Series 2016-C28

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Banc of America Merrill Lynch Commercial Mortgage Inc.
Certificate Factor Detail	4		Leland F. Bunch, III	(646) 855-3953
Certificate Interest Reconciliation Detail	5		Bank of America Tower, One Bryant Park | New York, NY 10036 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	6
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Additional Information	7
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Greystone Servicing Company LLC
Bond / Collateral Reconciliation - Balances	9		Jenna Unell		Jenna.unell@greyco.com
Current Mortgage Loan and Property Stratification	10-14		5221 N. O'Connor Blvd., Suite 800 | Irving, TX 75039 | United States
Mortgage Loan Detail (Part 1)	15	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Mortgage Loan Detail (Part 2)	16
			David Rodgers	(212) 230-9025
Principal Prepayment Detail	17		600 Third Avenue, 33rd Floor | New York, NY 10016 | United States
Historical Detail	18	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	19		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	20				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 1	21		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	22-23	Trustee	U.S. Bank National Association
Modified Loan Detail	24		General Contact	(312) 332-7457
			190 South LaSalle Street, 7th Floor | Chicago, IL 60603 | United States
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61766LBN8	1.531000%	25,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61766LBP3	2.640000%	43,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61766LBQ1	3.288000%	59,300,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	61766LBR9	3.272000%	215,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	61766LBS7	3.544000%	325,154,000.00	55,485,751.53	582.98	163,867.92	0.00	0.00	164,450.90	55,485,168.55	81.37%	30.00%
A-S	61766LBV0	3.951000%	47,782,000.00	47,782,000.00	0.00	157,322.23	0.00	0.00	157,322.23	47,782,000.00	65.33%	25.00%
B	61766LBW8	4.734884%	50,172,000.00	50,172,000.00	0.00	134,615.52	0.00	0.00	134,615.52	50,172,000.00	48.48%	19.75%
C	61766LBX6	4.734884%	46,588,000.00	46,588,000.00	0.00	0.00	0.00	0.00	0.00	46,588,000.00	32.84%	14.87%
D	61766LAC3	3.000000%	52,560,000.00	52,560,000.00	0.00	0.00	0.00	0.00	0.00	52,560,000.00	15.19%	9.38%
E-1	61766LAE9	4.734884%	14,335,000.00	14,335,000.00	0.00	0.00	0.00	0.00	0.00	14,335,000.00	10.38%	7.88%
E-2	61766LAG4	4.734884%	14,335,000.00	14,335,000.00	0.00	0.00	0.00	0.00	0.00	14,335,000.00	5.56%	6.37%
F-1	61766LAL3	4.734884%	4,778,000.00	4,778,000.00	0.00	0.00	0.00	0.00	0.00	4,778,000.00	3.96%	5.88%
F-2	61766LAN9	4.734884%	4,778,000.00	4,778,000.00	0.00	0.00	0.00	0.00	0.00	4,778,000.00	2.36%	5.38%
G-1	61766LAU3	4.734884%	11,348,500.00	7,159,642.55	0.00	0.00	0.00	143,139.41	0.00	7,016,503.14	0.00%	4.19%
G-2	61766LAW9	4.734884%	11,348,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	3.00%
H-1	61766LBC2	4.734884%	14,334,677.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	1.50%
H-2	61766LBE8	4.734884%	14,334,677.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	61766LBJ7	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61766LBL2	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			955,648,354.02	297,973,394.08	582.98	455,805.67	0.00	143,139.41	456,388.65	297,829,671.69

X-A	61766LBT5	1.190884%	668,954,000.00	55,485,751.53	0.00	55,064.22	0.00	0.00	55,064.22	55,485,168.55
X-B	61766LBU2	0.382379%	97,954,000.00	97,954,000.00	0.00	31,212.93	0.00	0.00	31,212.93	97,954,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-D	61766LAA7	1.734884%	52,560,000.00	52,560,000.00	0.00	75,987.90	0.00	0.00	75,987.90	52,560,000.00
Notional SubTotal			819,468,000.00	205,999,751.53	0.00	162,265.05	0.00	0.00	162,265.05	205,999,168.55

Deal Distribution Total					582.98	618,070.72	0.00	143,139.41	618,653.70

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month?s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)	Class E-1, Class E-2, Class F-1, Class F-2, Class G-1, Class G-2, Class H-1 and Class H-2 all represent the "Regular Interest" of these respective classes.

For details on how the balances and payments of these "Regular Interests" are split between their respective certificates and the Exchangeable Classes, please refer to the Exchangeable Certificate Detail.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61766LBN8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61766LBP3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61766LBQ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	61766LBR9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	61766LBS7	170.64453007	0.00179294	0.50397018	0.00000000	0.00000000	0.00000000	0.00000000	0.50576312	170.64273713
A-S	61766LBV0	1,000.00000000	0.00000000	3.29249990	0.00000000	0.00000000	0.00000000	0.00000000	3.29249990	1,000.00000000
B	61766LBW8	1,000.00000000	0.00000000	2.68308060	1.26265566	3.90577553	0.00000000	0.00000000	2.68308060	1,000.00000000
C	61766LBX6	1,000.00000000	0.00000000	0.00000000	3.94573624	16.00287027	0.00000000	0.00000000	0.00000000	1,000.00000000
D	61766LAC3	1,000.00000000	0.00000000	0.00000000	2.50000000	14.14449030	0.00000000	0.00000000	0.00000000	1,000.00000000
E-1	61766LAE9	1,000.00000000	0.00000000	0.00000000	3.94573631	38.55613603	0.00000000	0.00000000	0.00000000	1,000.00000000
E-2	61766LAG4	1,000.00000000	0.00000000	0.00000000	3.94573631	58.12943286	0.00000000	0.00000000	0.00000000	1,000.00000000
F-1	61766LAL3	1,000.00000000	0.00000000	0.00000000	3.94573671	79.69577020	0.00000000	0.00000000	0.00000000	1,000.00000000
F-2	61766LAN9	1,000.00000000	0.00000000	0.00000000	3.94573671	119.02136459	0.00000000	0.00000000	0.00000000	1,000.00000000
G-1	61766LAU3	630.88888840	0.00000000	0.00000000	2.48932106	123.02049610	0.00000000	12.61306869	0.00000000	618.27581971
G-2	61766LAW9	0.00000000	0.00000000	0.00000000	0.00000000	118.93585320	0.00000000	0.00000000	0.00000000	0.00000000
H-1	61766LBC2	0.00000000	0.00000000	0.00000000	0.00000000	222.24942634	0.00000000	0.00000000	0.00000000	0.00000000
H-2	61766LBE8	0.00000000	0.00000000	0.00000000	0.00000000	284.76819115	0.00000000	0.00000000	0.00000000	0.00000000
V	61766LBJ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61766LBL2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61766LBT5	82.94404627	0.00000000	0.08231391	0.00000000	0.00000000	0.00000000	0.00000000	0.08231391	82.94317479
X-B	61766LBU2	1,000.00000000	0.00000000	0.31864886	0.00000000	0.00000000	0.00000000	0.00000000	0.31864886	1,000.00000000
X-D	61766LAA7	1,000.00000000	0.00000000	1.44573630	0.00000000	0.00000000	0.00000000	0.00000000	1.44573630	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	08/01/26 - 08/30/26	30	0.00	163,867.92	0.00	163,867.92	0.00	0.00	0.00	163,867.92	0.00
X-A	08/01/26 - 08/30/26	30	0.00	55,064.22	0.00	55,064.22	0.00	0.00	0.00	55,064.22	0.00
X-B	08/01/26 - 08/30/26	30	0.00	31,212.93	0.00	31,212.93	0.00	0.00	0.00	31,212.93	0.00
X-D	08/01/26 - 08/30/26	30	0.00	75,987.90	0.00	75,987.90	0.00	0.00	0.00	75,987.90	0.00
A-S	08/01/26 - 08/30/26	30	0.00	157,322.23	0.00	157,322.23	0.00	0.00	0.00	157,322.23	0.00
B	08/01/26 - 08/30/26	30	132,089.42	197,965.48	0.00	197,965.48	63,349.96	0.00	0.00	134,615.52	195,960.57
C	08/01/26 - 08/30/26	30	559,510.08	183,823.96	0.00	183,823.96	183,823.96	0.00	0.00	0.00	745,541.72
D	08/01/26 - 08/30/26	30	610,508.14	131,400.00	0.00	131,400.00	131,400.00	0.00	0.00	0.00	743,434.41
E-1	08/01/26 - 08/30/26	30	494,190.14	56,562.13	0.00	56,562.13	56,562.13	0.00	0.00	0.00	552,702.21
E-2	08/01/26 - 08/30/26	30	773,670.59	56,562.13	0.00	56,562.13	56,562.13	0.00	0.00	0.00	833,285.42
F-1	08/01/26 - 08/30/26	30	360,511.18	18,852.73	0.00	18,852.73	18,852.73	0.00	0.00	0.00	380,786.39
F-2	08/01/26 - 08/30/26	30	547,670.39	18,852.73	0.00	18,852.73	18,852.73	0.00	0.00	0.00	568,684.08
G-1	08/01/26 - 08/30/26	30	1,362,472.08	28,250.06	0.00	28,250.06	28,250.06	0.00	0.00	0.00	1,396,098.10
G-2	N/A	N/A	1,344,438.73	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,349,743.53
H-1	N/A	N/A	3,173,352.53	0.00	0.00	0.00	0.00	0.00	0.00	0.00	3,185,873.74
H-2	N/A	N/A	4,066,016.61	0.00	0.00	0.00	0.00	0.00	0.00	0.00	4,082,060.04
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			13,424,429.89	1,175,724.42	0.00	1,175,724.42	557,653.70	0.00	0.00	618,070.72	14,034,170.21

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
E	61766LAJ8	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F	61766LAQ2	4.734884%	9,556,000.00	9,556,000.00	0.00	0.00	0.00	0.00	0.00	9,556,000.00
G	61766LAY5	4.734884%	22,697,000.00	7,159,642.55	0.00	0.00	0.00	143,139.41	0.00	7,016,503.14
EFG	61766LBA6	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
E-1 (Cert)	61766LAE9	4.734884%	14,335,000.00	14,335,000.00	0.00	0.00	0.00	0.00	0.00	14,335,000.00
E-1 (Exch)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
E-2 (Cert)	61766LAG4	4.734884%	14,335,000.00	14,335,000.00	0.00	0.00	0.00	0.00	0.00	14,335,000.00
E-2 (Exch)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F-1 (Cert)	61766LAL3	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F-1 (Exch)	NA	4.734884%	4,778,000.00	4,778,000.00	0.00	0.00	0.00	0.00	0.00	4,778,000.00
F-2 (Cert)	61766LAN9	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F-2 (Exch)	NA	4.734884%	4,778,000.00	4,778,000.00	0.00	0.00	0.00	0.00	0.00	4,778,000.00
G-1 (Cert)	61766LAU3	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
G-1 (Exch)	NA	4.734884%	11,348,500.00	7,159,642.55	0.00	0.00	0.00	143,139.41	0.00	7,016,503.14
G-2 (Cert)	61766LAW9	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
G-2 (Exch)	NA	N/A	11,348,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
H-1 (Cert)	61766LBC2	N/A	2,608,677.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
H-1 (Exch)	NA	N/A	11,726,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
H-2 (Cert)	61766LBE8	N/A	2,608,677.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
H-2 (Exch)	NA	N/A	11,726,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			121,845,354.08	62,101,285.10	0.00	0.00	0.00	286,278.82	0.00	61,815,006.28

Exchangeable Certificate Details
H	61766LBG3	N/A	23,452,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
EF	61766LAS8	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			23,452,000.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 28

	Additional Information
Total Available Distribution Amount (1)	618,653.70
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,180,759.70	Master Servicing Fee	1,583.79
Interest Reductions due to Nonrecoverability Determination	(459,301.75)	Certificate Administrator Fee	1,401.37
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	128.29
ARD Interest	0.00	Operating Advisor Fee	508.30
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	66.71
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	3,898.48
Total Interest Collected	721,457.95

Principal		Expenses/Reimbursements
Scheduled Principal	143,722.39	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	49,814.83
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	49,673.91
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	143,139.41
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	143,722.39	Total Expenses/Reimbursements	242,628.15

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	618,070.72
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	582.98
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	618,653.70
Total Funds Collected	865,180.34	Total Funds Distributed	865,180.33

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	297,973,394.08	297,973,394.08	Beginning Certificate Balance	297,973,394.08
(-) Scheduled Principal Collections	143,722.39	143,722.39	(-) Principal Distributions	582.98
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	143,139.41
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	143,139.41
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	297,829,671.69	297,829,671.69	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	300,411,823.17	300,411,823.17	Ending Certificate Balance	297,829,671.69
Ending Actual Collateral Balance	300,368,049.81	300,368,049.81

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	13,693,570.07	0.00	UC / (OC) Change	0.00
Current Period Advances	143,139.41	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	13,836,709.48	0.00	Net WAC Rate	4.73%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
5,000,000 or less	2	8,330,748.73	2.80%	(8)	4.9204	1.111809	1.30 or less	7	159,686,200.20	53.62%	(8)	4.8947	0.470024
5,000,001 to 10,000,000	1	6,663,616.64	2.24%	(7)	5.2400	0.981500	1.31 to 1.40	0	0.00	0.00%	0	0.0000	0.000000
10,000,001 to 15,000,000	1	14,883,002.94	5.00%	(8)	4.6500	0.917500	1.41 to 1.50	2	60,869,863.74	20.44%	1	4.7976	1.427944
15,000,001 to 25,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
25,000,001 to 50,000,000	4	135,855,422.17	45.62%	(4)	4.8420	0.610951	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 to 75,000,000	1	54,823,273.46	18.41%	(9)	4.9380	0.903200	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
75,000,001 or greater	1	77,273,607.75	25.95%	(8)	3.8420	2.225200	1.81 to 2.50	1	77,273,607.75	25.95%	(8)	3.8420	2.225200
Totals	10	297,829,671.69	100.00%	(6)	4.6017	1.121192	2.51 to 3.00	0	0.00	0.00%	0	0.0000	0.000000
							3.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	10	297,829,671.69	100.00%	(6)	4.6017	1.121192
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Connecticut	1	3,399,548.08	1.14%	(9)	4.8050	1.050900
							Lodging	2	32,020,821.01	10.75%	(7)	5.2717	(0.515265)
Georgia	1	6,663,616.64	2.24%	(7)	5.2400	0.981500
							Office	3	119,334,630.46	40.07%	(8)	4.7917	0.689602
Maryland	1	25,059,161.42	8.41%	17	5.2800	1.408000
							Retail	5	146,474,220.22	49.18%	(4)	4.3004	1.830562
New Jersey	1	49,628,354.06	16.66%	(8)	4.6726	0.385300
							Totals	10	297,829,671.69	100.00%	(6)	4.6017	1.121192
North Carolina	1	35,810,702.32	12.02%	(10)	4.4600	1.441900

Ohio	1	25,357,204.37	8.51%	(7)	5.2800	(0.908600)

Oklahoma	1	77,273,607.75	25.95%	(8)	3.8420	2.225200

Texas	2	19,814,203.59	6.65%	(8)	4.7371	0.976308

Virginia	1	54,823,273.46	18.41%	(9)	4.9380	0.903200

Totals	10	297,829,671.69	100.00%	(6)	4.6017	1.121192

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.000% or less	1	77,273,607.75	25.95%	(8)	3.8420	2.225200	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	1	35,810,702.32	12.02%	(10)	4.4600	1.441900	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	5	127,665,379.19	42.87%	(8)	4.8001	0.717152	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% or greater	3	57,079,982.43	19.17%	4	5.2753	0.329084	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	10	297,829,671.69	100.00%	(6)	4.6017	1.121192	49 months or greater	10	297,829,671.69	100.00%	(6)	4.6017	1.121192
								Totals	10	297,829,671.69	100.00%	(6)	4.6017	1.121192
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	10	297,829,671.69	100.00%	(6)	4.6017	1.121192	Interest Only	1	77,273,607.75	25.95%	(8)	3.8420	2.225200
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	9	220,556,063.94	74.05%	(6)	4.8679	0.734394
85 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	0	0.00	0.00%	0	0.0000	0.000000
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	10	297,829,671.69	100.00%	(6)	4.6017	1.121192	Totals	10	297,829,671.69	100.00%	(6)	4.6017	1.121192
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	8	286,234,854.40	96.11%	(6)	4.5800	1.123883			No outstanding loans in this group
	13 months to 24 months	1	6,663,616.64	2.24%	(7)	5.2400	0.981500
	25 months or greater	1	4,931,200.65	1.66%	(7)	5.0000	1.153800
	Totals	10	297,829,671.69	100.00%	(6)	4.6017	1.121192
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	305351002	RT	Oklahoma City	OK	Actual/360	3.842%	255,651.15	0.00	0.00	N/A	01/01/26	01/01/28	77,273,607.75	77,273,607.75	09/01/26
4	300801423	OF	Arlington	VA	Actual/360	4.938%	0.00	0.00	0.00	N/A	12/01/25	--	54,823,273.46	54,823,273.46	11/01/25
5	1545861	OF	Lawrence Township	NJ	Actual/360	4.673%	199,686.68	0.00	0.00	N/A	01/01/26	--	49,628,354.06	49,628,354.06	08/01/25
7	300801384	RT	Greenville	NC	Actual/360	4.460%	137,884.70	91,576.98	0.00	N/A	11/06/25	--	35,902,279.30	35,810,702.32	06/06/26
13	1546497	LO	Cleveland	OH	Actual/360	5.280%	0.00	0.00	0.00	N/A	02/01/26	--	25,357,204.37	25,357,204.37	10/01/21
14	1545887	RT	Catonsville	MD	Actual/360	5.280%	114,134.68	43,773.36	0.00	N/A	02/01/28	--	25,102,934.78	25,059,161.42	09/01/26
19	1546147	OF	Houston	TX	Actual/360	4.650%	0.00	0.00	0.00	N/A	01/01/26	--	14,883,002.94	14,883,002.94	09/01/25
28	695100627	LO	Conyers	GA	Actual/360	5.240%	0.00	0.00	0.00	N/A	02/06/26	--	6,663,616.64	6,663,616.64	05/06/25
35	1545963	RT	Mesquite	TX	Actual/360	5.000%	0.00	0.00	0.00	N/A	02/01/26	--	4,931,200.65	4,931,200.65	11/01/25
40	305471040	RT	Southbury	CT	Actual/360	4.805%	14,100.74	8,372.05	0.00	N/A	12/01/25	--	3,407,920.13	3,399,548.08	06/01/26
Totals							721,457.95	143,722.39	0.00				297,973,394.08	297,829,671.69
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	26,174,376.20	13,210,220.70	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,844,089.00	2,850,760.03	01/01/25	09/30/25	05/11/26	22,854,118.41	93,854.37	0.00	0.00	0.00	0.00
5	4,104,138.20	0.00	--	--	03/01/26	12,407,088.52	339,719.05	148,929.96	2,203,661.25	0.00	0.00
7	4,478,525.68	0.00	--	--	04/13/26	1,184,720.59	8,933.12	228,873.04	687,465.20	0.00	0.00
13	(1,194,076.61)	0.00	--	--	09/11/24	21,490,034.08	2,278,894.45	0.00	0.00	444,395.66	143,139.41
14	3,012,485.97	1,413,697.33	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,194,380.19	0.00	--	--	03/06/26	2,958,090.82	33,945.27	0.00	0.00	315,419.65	0.00
28	781,845.48	629,373.46	04/01/24	03/31/25	01/12/26	698,073.75	22,977.67	(109.25)	0.02	122,410.41	0.00
35	577,344.00	0.00	--	--	06/11/26	0.00	0.00	0.00	0.00	3,914.04	0.00
40	301,450.80	286,155.80	10/01/24	09/30/25	05/11/26	310,874.77	1,233.14	22,314.20	67,025.49	0.00	0.00
Totals	43,274,558.91	18,390,207.32				61,903,000.94	2,779,557.07	400,007.95	2,958,151.96	886,139.76	143,139.41

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/17/26	0	0.00	0	0.00	0	0.00	3	81,649,175.07	2	19,814,203.59	0	0.00	0	0.00	0	0.00	4.601707%	4.437106%	(6)
08/17/26	0	0.00	0	0.00	0	0.00	2	32,020,821.01	1	14,883,002.94	0	0.00	0	0.00	0	0.00	4.601769%	4.437163%	(5)
07/17/26	0	0.00	0	0.00	0	0.00	2	32,020,821.01	1	14,883,002.94	0	0.00	0	0.00	1	22,172,337.21	4.601831%	4.372418%	(4)
06/17/26	0	0.00	0	0.00	0	0.00	2	32,020,821.01	1	14,883,002.94	0	0.00	0	0.00	0	0.00	4.598847%	4.367997%	(3)
05/15/26	0	0.00	0	0.00	0	0.00	2	32,020,821.01	1	14,883,002.94	0	0.00	0	0.00	0	0.00	4.598900%	4.368071%	(2)
04/17/26	0	0.00	0	0.00	0	0.00	2	32,036,333.82	1	14,913,291.15	1	77,273,607.75	0	0.00	0	0.00	4.599115%	4.368301%	(1)
03/17/26	0	0.00	0	0.00	0	0.00	2	32,050,809.13	1	14,941,539.94	0	0.00	1	12,726,392.25	0	0.00	4.599313%	4.368511%	0
02/18/26	0	0.00	0	0.00	0	0.00	2	32,068,136.69	1	14,975,455.92	0	0.00	0	0.00	0	0.00	4.579691%	4.351201%	0
01/16/26	1	5,004,220.67	0	0.00	2	32,082,469.14	2	32,082,469.14	1	15,003,456.79	0	0.00	0	0.00	0	0.00	4.611836%	4.406988%	1
12/17/25	0	0.00	0	0.00	4	96,756,437.26	2	32,096,737.21	0	0.00	0	0.00	0	0.00	0	0.00	4.636549%	4.444978%	2
11/18/25	0	0.00	0	0.00	4	96,801,335.61	2	32,111,919.96	1	0.00	0	0.00	0	0.00	4	51,441,059.19	4.605678%	4.502967%	3
10/20/25	0	0.00	0	0.00	4	96,843,130.85	2	32,126,055.74	1	43,658,730.88	0	0.00	0	0.00	0	0.00	4.593514%	4.538579%	3
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	300801423	11/01/25	9	5	0.00	0.00	2,213.00	55,373,054.90	10/24/25	13
5	1545861	08/01/25	12	5	148,929.96	2,203,661.25	54,009.55	49,628,354.06	02/21/24	2		08/12/26
7	300801384	06/06/26	2	5	228,873.04	687,465.20	30.95	36,088,837.42	11/12/25	2
13	1546497	10/01/21	58	5	0.00	0.00	1,389,184.42	26,521,683.27	10/04/19	13		11/01/19
19	1546147	09/01/25	11	5	0.00	0.00	315,419.65	15,118,215.18	05/27/25	7			01/06/26
28	695100627	05/06/25	15	5	(109.25)	0.02	518,510.81	6,840,533.70	08/15/25	13		03/01/26
35	1545963	11/01/25	9	5	0.00	0.00	85,184.97	5,039,585.98	11/05/25	7			08/04/26
40	305471040	06/01/26	2	5	22,314.20	67,025.49	48,311.95	3,425,016.13	11/19/25	2
Totals					400,007.95	2,958,151.96	2,412,865.30	198,035,280.64
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		195,496,903	0	94,033,524		101,463,379
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		102,332,769	102,332,769	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-26	297,829,672	102,332,769	0	39,210,250	86,844,094	69,442,558
Aug-26	297,973,394	102,376,543	0	39,310,199	141,403,649	14,883,003
Jul-26	298,116,533	102,420,118	0	39,409,764	141,403,649	14,883,003
Jun-26	320,544,569	141,981,028	0	0	163,680,539	14,883,003
May-26	320,730,407	102,510,339	0	0	196,673,449	21,546,620
Apr-26	321,084,954	102,557,000	0	0	196,935,533	21,592,421
Mar-26	321,415,524	102,599,759	0	0	197,180,621	21,635,145
Feb-26	339,006,065	137,842,564	0	0	179,477,112	21,686,388
Jan-26	378,574,573	157,687,002	5,004,221	0	194,154,629	21,728,722
Dec-25	405,253,832	190,546,925	0	0	207,967,374	6,739,533
Nov-25	529,653,502	373,520,118	0	0	149,378,669	6,754,716
Oct-25	645,271,546	504,769,684	0	0	90,074,279	50,427,582
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
4	300801423	54,823,273.46	55,373,054.90	29,100,000.00	02/19/26	2,600,058.28	0.90320	09/30/25	12/01/25	232
5	1545861	49,628,354.06	49,628,354.06	199,000,000.00	11/05/15	2,355,622.20	0.38530	12/31/25	01/01/26	232
7	300801384	35,810,702.32	36,088,837.42	34,500,000.00	01/13/26	3,970,445.68	1.44190	12/31/25	11/06/25	229
13	1546497	25,357,204.37	26,521,683.27	16,600,000.00	02/20/24	(1,751,914.61)	(0.90860)	12/31/25	02/01/26	232
19	1546147	14,883,002.94	15,118,215.18	13,800,000.00	06/09/26	969,784.19	0.91750	12/31/25	01/01/26	232
28	695100627	6,663,616.64	6,840,533.70	6,975,000.00	10/21/25	526,267.62	0.98150	03/31/25	02/06/26	232
35	1545963	4,931,200.65	5,039,585.98	5,900,000.00	02/26/26	539,904.00	1.15380	12/31/23	02/01/26	172
40	305471040	3,399,548.08	3,425,016.13	3,500,000.00	03/26/26	283,425.80	1.05090	09/30/25	12/01/25	172
Totals		195,496,902.52	198,035,280.64	309,375,000.00		9,493,593.16

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
4	300801423	OF	VA	10/24/25	13

A Receiver was appointed on April 30, 2026, and retained the existing property management team to ensure operational continuity. The updated appraisal has been approved, and the Special Servicer has approved several new leases, including a new 10-year lease for a hibachi restaurant, renewals for the regional bank and existing restaurant tenants, and a 10-year renewal for a Lebanese restaurant tenant. A prospective full-floor lease remains in the final stages of negotiation and is currently under review, with a good likelihood of execution. In support of ongoing leasing efforts, targeted speculative suite upgrades are being evaluated and are expected to commence in the near term. Architectural plans have been submitted and are currently under review. The borrower previously contributed $1.2 million to the Receiver, and a comprehensive leasing strategy is being developed. Additionally, two Broker Opinions of Value (BOVs) have been commissioned to support valuation analysis and optimize l ease-up planning. Available reserves may be utilized to fund tenant improvement (TI) and leasing commission (LC) costs associated with accretive leases. The Special Servicer has also approved $135,000 for the replacement of a rooftop chiller. The loa n transferred to special servicing on October 24, 2025, due to an anticipated maturity default ahead of its December 1, 2025 maturity date.

5	1545861	OF	NJ	02/21/24	2

Loan modification stalled. Occupancy was 39.2% as of 6/30/26. Financial reporting is overdue for July. A receiver motion is in process to file. The Borrower has not provided any alternative proposals for resolution and is expected to cooperate with the appointment of a receiver.

7	300801384	RT	NC	11/12/25	2

Occupancy 7/31/26 was 96.9%. The loan is cash managed. On 5/7/26, Trigild was appointed as receiver and Spinoso was engaged for property management. Property takeover is complete. Leasing activity is underway to retain tenants. A negotiated foreclosure sale is in review Subject to approval it could resolve before year end.

13	1546497	LO	OH	10/04/19	13

Hotel closed effective 1/30/2026. New receiver in place 5/29/26. An environmental assessment was completed in August 2026. Prior receiver has failed to file its final report by court's due date and their report is to be filed immediately. Reviewi

	ng sale options during receivership to market the property as soon as possible.

19	1546147	OF	TX	05/27/25	7

Foreclosure completed 1/6/26 and Trust was successful bidder. Property is currently 59.6% occupied as of 7/31/2026. Cushman & Wakefield is engaged as property manager and leasing agent. Tenants are engaging in lease renewal discussions as well as a new lease has been executed which will bring the property to 71% occupancy. BOV's have been received and a broker selection is pending.

28	695100627	LO	GA	08/15/25	13
The receiver continues to focus on operational stabilization, enhanced oversight, and preservation of asset value.

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
35	1545963	RT	TX	11/05/25	7

Transfer as of 11/5/2025. Borrower was sent PNA and Hello Letter and returned the signed PNA on 12/7/2025. SS held call with Borrower who stated that they would like to transfer title of the property via a deed in lieu. The only tenant, 24 Hour

Fitness, left the property on 12/31/2025. Third party reports have been obtained. Borrower wired excess property cash funds to the master servicer. Foreclosure was posted on July 13, 2026. Foreclosure sale occurred on 8/4/2026 with the trust as the successful bidder. PM interviews are taking place as well as BOV's.

40	305471040	RT	CT	11/19/25	2

A settlement agreement has been executed. Foreclosure is anticipated by mid to late September 2026. The property is 100% leased NNN to a single tenant. Tenant is remitting rent directly to Noteholder monthly.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	305351002	0.00	3.84200%	0.00	3.84200%	9	03/04/26	--	--
5	1545861	0.00	4.67262%	0.00	4.67262%	8	09/17/21	09/01/21	11/12/21
9	305471009	34,191,422.45	4.88000%	34,191,422.45	4.88000%	10	10/20/20	10/20/20	10/20/20
12	300801431	28,814,529.14	4.93300%	28,814,529.14	4.93300%	9	08/31/20	08/31/20	--
29	695100623	7,543,372.14	5.31600%	7,543,372.14	5.31600%	10	06/19/20	05/06/20	08/11/20
30	695100615	7,450,948.05	5.04000%	7,450,948.05	5.04000%	10	07/17/20	08/06/20	08/11/20
Totals		78,000,271.78		78,000,271.78
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
3	305471003	10/18/19	67,543,727.53	2,090,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
6	1543829	11/18/25	43,658,730.88	17,800,000.00	20,411,641.08	6,577,154.80	19,110,113.71	12,532,958.91	31,125,771.97	0.00	670,296.77	30,455,475.20	63.44%
12	300801431	12/17/21	28,203,927.63	89,000,000.00	29,626,420.77	1,422,493.14	29,626,420.77	28,203,927.63	0.00	0.00	0.00	0.00	0.00%
16	300801394	07/17/26	22,276,889.69	23,100,000.00	22,960,962.71	741,739.89	22,960,962.71	22,219,222.82	57,666.87	0.00	0.00	57,666.87	0.22%
23	300801194	07/16/21	11,286,431.01	23,500,000.00	11,706,813.44	69,256.39	11,706,813.44	11,637,557.05	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			172,969,706.74	2,243,400,000.00	84,705,838.00	8,810,644.22	83,404,310.63	74,593,666.41	31,183,438.84	0.00	670,296.77	30,513,142.07

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	09/17/26	0.00	(657,851.96)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/26	0.00	(655,275.08)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/26	0.00	(593,553.52)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/26	0.00	(610,936.92)	0.00	0.00	0.00	0.00	0.00	0.00
		05/15/26	0.00	(596,652.38)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/26	0.00	(614,145.91)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/26	0.00	(592,657.15)	0.00	0.00	0.00	0.00	0.00	0.00
		02/18/26	0.00	(592,721.09)	0.00	0.00	0.00	0.00	0.00	0.00
		01/16/26	0.00	(593,459.33)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/25	0.00	(585,873.00)	0.00	0.00	0.00	0.00	0.00	0.00
3	305471003	10/25/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	1543829	05/15/26	0.00	0.00	30,455,475.20	0.00	0.00	(670,296.77)	0.00	0.00	30,455,475.20
		11/18/25	0.00	0.00	31,125,771.97	0.00	0.00	31,125,771.97	0.00	0.00
12	300801431	12/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	300801394	07/17/26	0.00	0.00	57,666.87	0.00	0.00	57,666.87	0.00	0.00	57,666.87
23	300801194	07/26/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	(657,851.96)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	(6,093,126.34)	30,513,142.07	0.00	0.00	30,513,142.07	0.00	0.00	30,513,142.07

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	11,802.23	0.00	0.00	0.00	0.00	233,117.70	0.00	0.00	0.00	0.00
5	0.00	0.00	10,683.88	0.00	0.00	49,814.83	0.00	0.00	0.00	0.00	0.00	0.02
7	0.00	0.00	7,728.96	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	5,458.84	0.00	0.00	0.00	0.00	115,290.76	0.00	0.00	0.00	0.00
19	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	59,594.02	0.00	0.00	0.00	0.00
28	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	30,067.72	0.00	0.00	0.00	0.00
35	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	21,231.56	0.00	0.00	0.00	0.00
40	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	49,673.91	0.00	0.00	49,814.83	0.00	459,301.75	0.00	0.00	0.00	0.02
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		558,790.51

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Supplemental Notes
Exchange of Exchangeable Certificates--December 2018
In December 2018 an exchange of exchangeable certificates took effect in which $28,670,000.00 of Class E was exchanged for $14,335,000.00 of Class E-1 and $14,335,000.00 of Class E-2.

© 2021 Computershare. All rights reserved. Confidential.	Page 28 of 28